INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 134,688		$ 118,230		$ 429,664	$ 101,332	$ 259,666
Effective tax rate (percent)	43.00%				37.00%
Income tax expense related to share-based compensation cost	$ 6,002				$ 16,373		5,029
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income tax charge					(458,608)	(105,468)	(263,989)
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09		$ 309,000			308,231		309,000
Net operating loss carryforward							3,078,119
State and Local Jurisdiction
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income tax charge			$ 2,431			$ 18,542
Domestic Tax Authority
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating loss carryforward	$ 2,674,000				$ 2,674,000
Cablevision Systems Corp.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income tax charge				$ 153,660
Net operating loss carryforward							$ 877,975